Supplement dated September 2, 2003 to Prospectus dated May 1, 2003

THE GUARDIAN INVESTOR RETIREMENT ASSET MANAGER

The following information should be read in conjunction with the Prospectus dated May 1, 2003 for The Guardian Investor Retirement Asset Manager variable annuity issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account E. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

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1. The cover page of the Prospectus is amended by adding the following Fund under the bullet point entitled, "The Guardian Variable Contract Funds, Inc.":

      -- The Guardian VC Low Duration Bond Fund

2. The second sentence in the third paragraph of the section entitled "How A Variable Annuity Works" on page 1 of the Prospectus is replaced with the following:

The Separate Account has 43 investment divisions, corresponding to 43 variable investment options, each of which invests in a mutual fund.

3. The second sentence in the first paragraph of the section entitled "The Separate Account" on page 8 of the Prospectus is replaced with the following:

The Separate Account has 43 investment divisions, corresponding to the 43 Funds available to you.

4. The first sentence in the first paragraph of the section entitled "Variable Investment Options" on page 9 of the Prospectus is replaced with the following:

You may choose to invest in a maximum of 20 of the 43 variable investment options at any time.

5. The following information is added to the chart entitled "Variable investment options" on page 10 of the Prospectus:

Fund                                Investment objectives                      Typical investments
----------------------------------------------------------------------------------------------------------------
The Guardian VC Low Duration     Seeks a high level of current income        Investment grade debt obligations,
Bond Fund                        consistent with preservation of capital     such as corporate bonds, mortgage-
                                                                             backed and asset-backed securities,
                                                                             and obligations of the U.S.
                                                                             government and its agencies.
----------------------------------------------------------------------------------------------------------------

6. The following information is added to the chart entitled "Investment advisers" on page 13 of the Prospectus:

                                                Investment adviser
Fund                                            and principal business address
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The Guardian VC Low Duration Bond Fund          Guardian Investor Services LLC
                                                7 Hanover Square
                                                New York, New York 10004


SUPPLEMENT                                                      EB-014428 (8/03)

7. The percentage allocations for the Asset Allocation Classes specified in the section entitled "Living Benefit Rider (Referred To As "Decade")" on page 32 of the Prospectus are replaced with the following:

      10% - The Guardian Cash Fund, The Guardian VC Low Duration Bond Fund or
            The Fixed-Rate Option

      40% - The Guardian Bond Fund, AIM V.I. Government Securities Fund, Van
            Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option.

      40% - The Guardian Stock Fund, The Guardian VC 500 Index Fund, The
            Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, Baillie Gifford International Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Value Portfolio, AllianceBernstein Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Janus Aspen Growth Portfolio, Jennison Portfolio, MFS Investors Trust Series, MFS Total Return Series, MFS Research Series or Van Kampen Life Investment Trust Growth and Income Portfolio.

      10% - The Guardian Small Cap Stock Fund, Baillie Gifford Emerging Markets
            Fund, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Technology Portfolio, Davis Financial Portfolio, Fidelity VIP Mid Cap Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.


                                                                      SUPPLEMENT